ING INVESTORS TRUST

ING AllianceBernstein Mid Cap Growth Portfolio

ING BlackRock Large Cap Growth Portfolio

ING PIMCO High Yield Portfolio

ING Pioneer Fund Portfolio

 (each a “Portfolio”)

Supplement dated May 18, 2007

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class
Prospectuses
each dated April 30, 2007

1.  ING AllianceBernstein Mid Cap Growth Portfolio

Effective May 1, 2007, John Fogarty is no longer a portfolio manager for the Portfolio.  The ADV Class, Class I, Class S and Service 2 Class Prospectuses are amended to reflect the following:

1.             All references to John Fogarty are hereby deleted.

2.  ING BlackRock Large Cap Growth Portfolio

The information relating to the Portfolio on page 68 in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” of the Service 2 Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING BlackRock Large Cap Growth	$108	$386	$686	$1,536

3.  ING PIMCO High Yield Portfolio

Effective May 1, 2007, Mark Hudoff replaced Raymond Kennedy, as portfolio manager to the Portfolio. The ADV Class, Class I, Class S and Service 2 Class Prospectuses are amended to reflect the following:

1.                                       All references to Raymond G. Kennedy are hereby deleted.

2.                                       The third paragraph under the section entitled “Description of the Portfolios - More on the Sub-Adviser” on page 76 of the ADV Class Prospectus, 78 of the Class I Prospectus, 81 of the Class S Prospectus  and on page 80 of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

The following individual is responsible for the day-to-day management of the Portfolio:

Name	Position and Recent Business Experience

Mark T. Hudoff

Mr. Hudoff is an Executive Vice President and portfolio manager in the high yield area. Mr. Hudoff joined PIMCO in 1996, previously having been associated with Bank Credit Analyst Research Group where he worked as a fixed income strategist. He is the lead portfolio manager for U.S. and Global High Yield Portfolios. He has 18 years of investment experience. Mr. Hudoff has managed the Portfolio since May 2007.

4.  ING Pioneer Fund Portfolio

Effective May 11, 2007, the Board of Trustees of ING Investors Trust has approved the lowering of the Portfolio’s advisory fee and has lowered the Portfolio’s expense limits.

The Prospectuses are hereby revised as follows:

ADV Class Prospectus

1.               The information relating to the Portfolio in the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 88 of the ADV Class Prospectus is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees(2)	Other Expenses	Acquired Fund Fees and Expenses(3)	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)	Net Operating Expenses
ING Pioneer Fund(8)	0.73%	0.75%	0.01%	—	1.49%	—	1.49	%(7)

2.               Footnote (7) of the “ADV Class Shares Annual Portfolio Operating Expenses” table found on page 89 of the ADV Class Prospectus is revised to read as follows:

(7)  Directed Services, LLC and ING Investments, LLC, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services, LLC or ING Investments, LLC within three years.  The amount of these Portfolios’ expenses waived, reimbursed, or recouped during the last fiscal year, or in the case of a new portfolio are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading “Waivers, Reimbursements, and Recoupments.”  The expense limitation agreements will continue through at least May 1, 2008.  This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote 2 explains in more detail.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless Directed Services, LLC or ING Investments, LLC provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement.  In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days’ written notice to the applicable Portfolio’s Adviser, Directed Services, LLC or ING Investments, LLC, respectively.  Pursuant to a side agreement effective May 11, 2007, Directed Services, LLC has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2008.  Including this side agreement the Portfolio’s “Net Operating Expenses” would be 1.285%.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Pursuant to a side agreement effective April 30, 2007, Directed Services, LLC has effected an expense limit for ING Janus Contrarian Portfolio through May 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Further, ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007.  For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.

3.               The information relating to the Portfolio on page 90 in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” of the ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Fund	$151	$469	$811	$1,774

Class I Prospectus

1.               The information relating to the Portfolio in the table entitled “Class I Shares — Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 93 of the Class I Prospectus is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) Fee	Other Expenses	Acquired Fund Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments	Net Operating Expenses
ING Pioneer Fund(7)	0.73%	—	0.01%	—	0.74%	—	0.74	%(6)

2.               Footnote (6) of the “Class I Shares Annual Portfolio Operating Expenses” table found on page 93 of the Class I Prospectus is revised to read as follows:

(6)             Directed Services, LLC and ING Investments, LLC, the Advisers, have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services, LLC or ING Investments, LLC within three years.  The amount of these Portfolios’ expenses waived, reimbursed or recouped during the last fiscal year, or in the case of a new portfolio, are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading “Waivers, Reimbursements, and Recoupments.”  The expense limitation agreements will continue through at least May 1, 2008.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless Directed Services, LLC or ING Investments provide written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement.  In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days’ written notice to the applicable Portfolio’s Adviser, Directed Services, LLC or ING Investments, LLC, respectively.  Pursuant to a side agreement, effective May 11, 2007, Directed Services, LLC has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2008.  Including this side agreement, the Portfolio’s “Net Operating Expenses” would be 0.685%.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Pursuant to a side agreement effective April 30, 2007, Directed Services, LLC has effected an expense limit for ING Janus Contrarian Portfolio through May 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Further, ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007.  For more information regarding the expense limitation agreements for these Portfolios, please see the Statement of Additional Information.

3.               The information relating to the Portfolio on page 95 in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” of the Class I Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Fund	$75	$235	$409	$912

Class S Prospectus

1.               The information relating to the Portfolio in the table entitled “Class S Shares — Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 96 of the Class S Prospectus is hereby deleted and replaced with the following:

Portfolio	Management Fee	Shareholder Services Fee	Other Expenses	Acquired Fund Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments	Net Operating Expenses
ING Pioneer Fund(7)	0.73%	0.25%	0.01%	—	0.99%	—	0.99	%(6)

2.               Footnote (6) of the “Class S Shares Annual Portfolio Operating Expenses” table found on page 96 of the Class S Prospectus is revised to read as follows:

(6)             Directed Services, LLC and ING Investments, LLC, the Advisers have entered into written expense limitation agreements with certain of their respective Portfolios, under which they will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services, LLC or ING Investments, LLC within three years.  The amount of these Portfolios’ expenses waived, reimbursed or recouped during the last fiscal year, or in the case of a new portfolio, are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading “Waivers, Reimbursements, and Recoupments.”  The expense limitation agreements will continue through at least May 1, 2008.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless Directed Services, LLC or ING Investments, LLC provide written notice of the termination of the expense limitation agreements at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement.  In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days’ written notice to the applicable Portfolio’s Adviser, Directed Services, LLC or ING Investments, LLC, respectively.  Pursuant to a side agreement, effective May 11, 2007, Directed Services, LLC has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2008.  Including this side agreement, the Portfolio’s “Net Operating Expenses” would be 0.935%.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Pursuant to a side agreement effective April 30, 2007, Directed Services, LLC has effected an expense limit for ING Janus Contrarian Portfolio through May 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Further, ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007.  For more information regarding the expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.

3.               The information relating to the Portfolio on page 98 in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” of the Class S Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Fund	$100	$314	$544	$1,207

Service 2 Class Prospectus

1.               The information relating to the Portfolio in the table entitled “Service 2 Class Shares — Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 92 of the Service 2 Class Prospectus is hereby deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Services Fees (2)	Other Expenses	Acquired Fund Fees and Expenses(2)	Total Operating Expenses	Waivers, Reimbursements and Recoupments	Net Operating Expenses
ING Pioneer Fund(8)	0.73%	0.50%	0.01%	—	1.24%	—	1.24	%(7)

2.               Footnote (7) of the “Service 2 Class Shares Annual Portfolio Operating Expenses” table found on page 93 of the Service 2 Class Prospectus is revised to read as follows:

Directed Services, LLC and ING Investments, LLC, the Advisers, have entered into written expense limitation agreements with their respective Portfolios under which they will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services, LLC or ING Investments, LLC within three years.  The amount of these Portfolios’ expenses to be waived, reimbursed or recouped during the last fiscal year, or in the case of a new portfolio are proposed to be waived or reimbursed in the ensuing fiscal year, is shown under the heading “Waivers, Reimbursements, and Recoupments.”  The expense limitation agreements will continue through at least May 1, 2008.  The expense limitation agreements are contractual and shall renew automatically for one-year terms unless Directed Services, LLC or ING Investments, LLC provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the Management Agreement.  This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote (2) explains in more detail.  In addition, the expense limitation agreements may be terminated by the Trust upon at least 90 days’ written notice to the applicable Portfolio’s Adviser, Directed Services, LLC or ING Investments, LLC, respectively.  Pursuant to a side agreement effective May 11, 2007, Directed Services, LLC has effected an expense limit for ING Pioneer Fund Portfolio through May 1, 2008.  Including this side agreement the Portfolio’s “Net Operating Expenses” would be 1.085%.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Pursuant to a side agreement effective April 30, 2007, Directed Services, LLC has effected an expense limit for ING Janus Contrarian Portfolio through May 1, 2009.  There is no guarantee that this side agreement will continue after that date.  This side agreement will only renew if Directed Services, LLC elects to renew it.  Further, regarding ING Global Technology Portfolio has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2006 through December 31, 2007.  For more information regarding expense limitation agreements or side agreements for these Portfolios, please see the Statement of Additional Information.

3.               The information relating to the Portfolios on page 94 in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” of the ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Pioneer Fund	$126	$392	$678	$1,494

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING AllianceBernstein Mid Cap Growth Portfolio

ING PIMCO High Yield Portfolio

ING Pioneer Equity Income Portfolio

ING Pioneer Fund Portfolio

ING Van Kampen Capital Growth Portfolio

(each a “Portfolio”)

Supplement dated May 18, 2007

to the Adviser Class (“ADV Class”), Institutional Class (“Class I”), Service Class (“Class S”) and Service 2 Class Statement of Additional Information (“SAI”)

dated April 30, 2007

1.  AllianceBernstein Mid Cap Growth Portfolio

Effective May 1, 2007, John Fogarty is no longer a portfolio manager for the Portfolio.  The ADV Class, Class I, Class S and Service 2 Class SAI is amended to reflect the following:

1.   All references to John Fogarty are hereby deleted.

2.  ING PIMCO High Yield Portfolio

Effective May 1, 2007, Mark Hudoff replaced Raymond Kennedy, as portfolio manager to the Portfolio.  The ADV Class, Class I, Class S and Service 2 Class SAI is amended to reflect the following:

1.               All references to Raymond Kennedy are hereby deleted.

2.               The tables and language in the sub-sections entitled “ING PIMCO High Yield Portfolio - Other Managed Accounts” and “Portfolio Manager Ownership of Securities” under the section entitled, “Other Information About Portfolio Managers” beginning on page 195 and page 197, respectively, of the SAI are deleted in their entirety and replaced with the following:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2006.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark T. Hudoff	1	$57	18	$6,007	13	$2,224

(1)  1 of these accounts (with assets of $54 million) receives a performance-based fee

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Mark T. Hudoff	None

3.  ING Pioneer Equity Income Portfolio and ING Pioneer Fund Portfolio

1.                                       Effective May 11, 2007, the information relating to the Portfolio in the table entitled “Advisory Fees” in the section entitled “Advisers” beginning on page 121 of the SAI is hereby deleted and replaced with the following:

Portfolio	Annual Advisory Fees
ING Pioneer Fund(6)	0.725% on first $500 million; 0.675% on the next $500 million; and 0.625% on assets thereafter

2.                                       Effective May 11, 2007, the information relating to the Portfolio in the table entitled “Sub-Advisory Fees” in the section entitled “Sub-Advisers” beginning on page 125 of the SAI is hereby deleted and replaced with the following:

Sub-Adviser	Portfolio	Sub-Advisory Fee
Pioneer Investment Management, Inc.	ING Pioneer Equity Income(15) ING Pioneer Fund(15)	0.35% on the first $500 million of the Portfolios’ average daily net assets; 0.30% on assets thereafter

In addition, the following footnote is added following the table on page 130 of the SAI:

(15)                         For purposes of calculating fees under the Sub-Advisory Agreement with Pioneer Investment Management, Inc., the assets of ING Pioneer Equity Income Portfolio will be aggregated with the assets of ING Pioneer Fund Portfolio.

4.  ING Van Kampen Capital Growth Portfolio

Effective April 30, 2007, the sub-advisory fee for the Portfolio has been reduced.  The information relating to the Portfolio in the table beginning on page 121 of the SAI is deleted and replaced with the following:

Sub-Adviser	Portfolio	Sub-Advisory Fee
Morgan Stanley Investment Management Inc. d/b/a Van Kampen	ING Van Kampen Capital Growth(11)

0.40% on first $250 million of the Portfolio’s average daily net assets;
0.375% on the next $250 million of the Portfolio’s average daily net assets;
0.35% on the next $500 million of the Portfolio’s average daily net assets; and
0.275% on assets thereafter

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE